LEASES (Schedule of Weighted-Average Remaining Lease Term and Discount Rate) (Details)	Dec. 31, 2023
Lessee Disclosure [Abstract]
Weighted average remaining lease term	2 years 2 months 8 days
Weighted average discount (annual) rate	5.32%